Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Inventories [Abstract]
Schedule of inventories

	Successor	Successor
	Dec 31, 2017	Dec 31, 2016
	€m	€m
Raw materials and consumables	82.9	97.7
Work in progress	41.0	41.7
Finished goods and goods for resale	183.0	185.6
Total inventories	306.9	325.0